Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment information
Total net revenues	¥ 117,059,678	$ 18,369,218	¥ 101,858,489	¥ 92,994,418
Womenswear and menswear
Segment information
Total net revenues	36,387,893		35,403,381	33,575,532
Shoes and bags
Segment information
Total net revenues	10,940,824		10,010,393	9,045,520
Skincare and cosmetics
Segment information
Total net revenues	15,404,639		14,879,902	14,645,878
Sportswear and sporting goods
Segment information
Total net revenues	13,528,783		10,648,291	7,333,523
Home goods and other lifestyle products
Segment information
Total net revenues	10,702,864		9,053,344	8,306,962
Baby and children products
Segment information
Total net revenues	8,700,589		11,400,829	10,096,808
Supermarkets and other products
Segment information
Total net revenues	15,591,310		6,053,572	5,717,088
Other revenues
Segment information
Total net revenues	5,802,776		4,408,777	4,273,107
Product revenues
Segment information
Total net revenues	¥ 111,256,902	$ 17,458,636	¥ 97,449,712	¥ 88,721,311